Taxation - Schedule of Reconciliation Between the Hong Kong Statutory Tax Rates to Income Before Income Taxes Expense (Benefit) (Details) - USD ($)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes expenses		$ (3,682,036)	$ (489,420)
Income tax statutory rate		16.50%	16.50%
Income tax (benefit) expense at statutory tax rate		$ (607,534)	$ (80,754)
Income taxes (benefit) expense		(46,948)	14,009
Hong Kong [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Loss before income taxes expenses		(354,493)	152,540
Effect of tax-exempt for subsidiaries incorporated in Cayman Islands and Singapore		549,045	105,924
Effect of valuation allowance on deferred tax assets			6,825
Effect of different tax rates for the first HK$2 million	[1]	9,599	(6,913)
Effect of non-deductible item		1,942	(11,073)
Income taxes (benefit) expense		$ (46,948)	$ 14,009
Effective income tax rate		1.28%	2.86%

[1]	From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2.0 million (approximately $0.26 million), and 16.5% on any part of assessable profits over HK$2.0 million (approximately $0.26 million). If, at the end of the basis period of the entity for the relevant year of assessment, the entity has one or more connected entities, the two-tiered profits tax rates would only apply to the one which is nominated to be chargeable at the two-tiered rates. The others would not qualify for the two-tiered profits tax rates and will continue to be subject to the rate of 16.5%.